Financial instruments (FI) - Assets measured at fair value (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Assets
Cash and Due from Banks	SFr 141	SFr 91	SFr 525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465	67,268	57,994
Securities received as collateral	38,686	56,494	50,773
Trading assets	130,505	157,139	157,338
Available-for-sale Securities, Debt Securities	794	614	607
Other investments	2,747	3,937	3,794
Loans	11,101	11,827	11,408
Other intangible assets (mortgage servicing rights), at fair value	189	181	180
Other assets	10,342	15,033	8,373
Other assets - of which failed purchases	1,793	SFr 1,595	1,451
Netting impact	(101,700)		(120,600)
Recurring basis
Assets
Cash and Due from Banks	141		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Securities received as collateral	38,686		50,773
Trading assets	130,505		157,338
Available-for-sale Securities, Debt Securities	794		607
Other investments	2,747		3,794
Loans	11,101		11,408
Loans - of which commercial and industrial	3,123		3,534
Loans - of which financial institutions	4,601		4,588
Other intangible assets (mortgage servicing rights), at fair value	189		180
Other assets	10,342		8,373
Other assets - of which loans held-for-sale	7,720		6,446
Other assets - of which failed purchases	1,728		1,389
Netting impact	(101,788)		(120,635)
Total assets at fair value	263,970		290,992
Recurring basis | Other equity investments
Assets
Other investments	1,747		2,759
Recurring basis | Life finance instruments
Assets
Other investments	877		920
Recurring basis | Debt securities
Assets
Trading assets	57,620		64,395
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	22,301		27,957
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,078		11,477
Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,005		21,439
Recurring basis | Equity securities
Assets
Trading assets	44,226		63,237
Recurring basis | Derivative instruments
Assets
Trading assets	24,156		25,531
Netting impact	(101,348)		(119,731)
Recurring basis | Trading assets
Assets
Netting impact	(101,348)		(119,731)
Recurring basis | Other
Assets
Trading assets	4,503		4,175
Recurring basis | Other assets
Assets
Netting impact	(440)		(904)
Recurring basis | Level 1
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	33,337		44,074
Trading assets	63,367		87,710
Available-for-sale Securities, Debt Securities	35		2
Other investments	13		13
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	155		137
Other assets - of which loans held-for-sale	0		0
Other assets - of which failed purchases	126		109
Total assets at fair value	96,907		131,936
Recurring basis | Level 1 | Other equity investments
Assets
Other investments	13		13
Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0		0
Recurring basis | Level 1 | Debt securities
Assets
Trading assets	11,267		16,321
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	10,885		15,908
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	265		353
Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	0		0
Recurring basis | Level 1 | Equity securities
Assets
Trading assets	41,037		60,044
Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	9,422		9,297
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,212		3,036
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	220		42
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	7,941		6,150
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	0		22
Recurring basis | Level 1 | Other
Assets
Trading assets	1,641		2,048
Recurring basis | Level 2
Assets
Cash and Due from Banks	141		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Securities received as collateral	5,265		6,598
Trading assets	161,743		181,166
Available-for-sale Securities, Debt Securities	759		605
Other investments	7		6
Loans	8,173		7,739
Loans - of which commercial and industrial	1,712		2,187
Loans - of which financial institutions	3,958		3,506
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	9,191		7,315
Other assets - of which loans held-for-sale	6,433		4,870
Other assets - of which failed purchases	1,590		1,229
Total assets at fair value	254,744		261,948
Recurring basis | Level 2 | Other equity investments
Assets
Other investments	7		6
Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0		0
Recurring basis | Level 2 | Debt securities
Assets
Trading assets	44,628		45,766
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	11,376		11,909
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	9,854		9,799
Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	20,528		20,882
Recurring basis | Level 2 | Equity securities
Assets
Trading assets	2,172		2,466
Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	113,199		132,054
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	55,831		71,043
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	19,512		24,259
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	32,473		31,945
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	147		110
Recurring basis | Level 2 | Other
Assets
Trading assets	1,744		880
Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	84		101
Trading assets	5,938		7,535
Available-for-sale Securities, Debt Securities	0		0
Other investments	2,231		3,054
Loans	2,928		3,669
Loans - of which commercial and industrial	1,411		1,347
Loans - of which financial institutions	643		1,082
Other intangible assets (mortgage servicing rights), at fair value	189		180
Other assets	1,436		1,825
Other assets - of which loans held-for-sale	1,287		1,576
Other assets - of which failed purchases	12		51
Total assets at fair value	12,806		16,364
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	1,353		2,132
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	877		920
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,655		2,253
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	40		140
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	889		1,270
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	477		557
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	282		124
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,883		3,911
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	805		733
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	139		143
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	490		1,186
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	1,073		1,079
Recurring basis | Level 3 | Other
Assets
Trading assets	1,118		1,247
Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	805		658
Other investments	496		721
Total assets at fair value	1,301		1,379
Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	374		608
Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	70		55
Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets	70		55
Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	735		603
Bank
Assets
Cash and Due from Banks	141		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Securities received as collateral	38,686		50,773
Trading assets	130,684		157,511
Available-for-sale Securities, Debt Securities	792		605
Other investments	2,746		3,793
Loans	11,101		11,408
Other intangible assets (mortgage servicing rights), at fair value	189		180
Other assets	10,342		8,373
Other assets - of which failed purchases	1,793		1,451
Netting impact	(101,800)		(120,600)
Bank | Recurring basis
Assets
Cash and Due from Banks	141		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Securities received as collateral	38,686		50,773
Trading assets	130,684		157,511
Available-for-sale Securities, Debt Securities	792		605
Other investments	2,746		3,793
Loans	11,101		11,408
Loans - of which commercial and industrial	3,123		3,534
Loans - of which financial institutions	4,601		4,588
Other intangible assets (mortgage servicing rights), at fair value	189		180
Other assets	10,342		8,373
Other assets - of which loans held-for-sale	7,720		6,446
Other assets - of which failed purchases	1,728		1,389
Netting impact	(101,887)		(120,635)
Total assets at fair value	264,146		291,162
Bank | Recurring basis | Other equity investments
Assets
Other investments	1,746		2,760
Bank | Recurring basis | Life finance instruments
Assets
Other investments	877		920
Bank | Recurring basis | Debt securities
Assets
Trading assets	57,739		64,532
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	22,301		27,957
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	11,197		11,614
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	21,005		21,439
Bank | Recurring basis | Equity securities
Assets
Trading assets	44,287		63,273
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	24,155		25,531
Netting impact	(101,447)		(119,731)
Bank | Recurring basis | Trading assets
Assets
Netting impact	(101,447)		(119,731)
Bank | Recurring basis | Other
Assets
Trading assets	4,503		4,175
Bank | Recurring basis | Other assets
Assets
Netting impact	(440)		(904)
Bank | Recurring basis | Level 1
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	33,337		44,074
Trading assets	63,427		87,746
Available-for-sale Securities, Debt Securities	33		1
Other investments	13		13
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	155		137
Other assets - of which loans held-for-sale	0		0
Other assets - of which failed purchases	126		109
Total assets at fair value	96,965		131,971
Bank | Recurring basis | Level 1 | Other equity investments
Assets
Other investments	13		13
Bank | Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0		0
Bank | Recurring basis | Level 1 | Debt securities
Assets
Trading assets	11,267		16,321
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	10,885		15,908
Bank | Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	265		353
Bank | Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	0		0
Bank | Recurring basis | Level 1 | Equity securities
Assets
Trading assets	41,098		60,080
Bank | Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	9,422		9,297
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	1,212		3,036
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	220		42
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	7,941		6,150
Bank | Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	0		22
Bank | Recurring basis | Level 1 | Other
Assets
Trading assets	1,640		2,048
Bank | Recurring basis | Level 2
Assets
Cash and Due from Banks	141		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,465		57,994
Securities received as collateral	5,265		6,598
Trading assets	161,961		181,303
Available-for-sale Securities, Debt Securities	759		604
Other investments	7		6
Loans	8,173		7,739
Loans - of which commercial and industrial	1,712		2,187
Loans - of which financial institutions	3,958		3,506
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	9,191		7,315
Other assets - of which loans held-for-sale	6,433		4,870
Other assets - of which failed purchases	1,590		1,229
Total assets at fair value	254,962		262,084
Bank | Recurring basis | Level 2 | Other equity investments
Assets
Other investments	7		6
Bank | Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0		0
Bank | Recurring basis | Level 2 | Debt securities
Assets
Trading assets	44,747		45,903
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	11,376		11,909
Bank | Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	9,973		9,936
Bank | Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	20,528		20,882
Bank | Recurring basis | Level 2 | Equity securities
Assets
Trading assets	2,172		2,466
Bank | Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	113,297		132,054
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	55,930		71,043
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	19,512		24,259
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	32,473		31,945
Bank | Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	146		110
Bank | Recurring basis | Level 2 | Other
Assets
Trading assets	1,745		880
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	84		101
Trading assets	5,938		7,535
Available-for-sale Securities, Debt Securities	0		0
Other investments	2,231		3,054
Loans	2,928		3,669
Loans - of which commercial and industrial	1,411		1,347
Loans - of which financial institutions	643		1,082
Other intangible assets (mortgage servicing rights), at fair value	189		180
Other assets	1,436		1,825
Other assets - of which loans held-for-sale	1,287		1,576
Other assets - of which failed purchases	12		51
Total assets at fair value	12,806		16,364
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	1,353		2,132
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	877		920
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,655		2,253
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	40		140
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	889		1,270
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	477		557
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	282		124
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,883		3,911
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	805		733
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	139		143
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	490		1,186
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	1,073		1,079
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	1,118		1,247
Bank | Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	805		658
Other investments	495		720
Total assets at fair value	1,300		1,378
Bank | Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	373		609
Bank | Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	70		55
Bank | Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets	70		55
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	SFr 735		SFr 603